Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,091,470)	$ (11,481,906)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,250	249
Stock based compensation	1,163,961	4,966,508
Amortization of debt discount	1,081,160	2,364,334
Equity payable to Chief Executive Officer recorded as operating expense		1,282,826
Impairment of fixed assets	218,945	100,000
Impairment of investments	274,024
Gain on settlement of debt	(10,000)	(46,442)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(25,753)
Accounts payable and accrued expenses	1,435,610	488,536
Accrued expenses - related party	(348,339)	288,000
NET CASH USED IN OPERATING ACTIVITIES	(1,274,859)	(2,063,648)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(119,608)	(162,084)
NET CASH USED IN INVESTING ACTIVITIES	(119,608)	(162,084)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of preferred stock	150,000
Proceeds from convertible notes	250,000	1,512,000
Payment of promissory notes		(302,637)
Proceeds from Reg A investment		1,502,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	400,000	2,711,363
Effect of exchange rate on cash
Net increase (decrease) in cash	(994,467)	485,631
Cash, beginning of period	2,350,741	1,865,110
Cash, end of period	1,356,274	2,350,741
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for conversion of debt	588,000	1,469,004
Common stock issued for conversion of accounts payable	88,357
Conversion of Mycotopia preferred stock into Mycotopia common stock	150,000
Debt discount on convertible notes payable	250,000
Conversion of convertible debt and interest into Mycotopia common stock	245,645
Common stock issued for purchase of Ketadash, prior to impairment	197,774
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes